INCOME TAXES - Tax losses year of expiration (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Income taxes
Recognized losses	$ (508)	$ (1,192)
Recognized DTA	163	322
Non-recognized losses	(9,735)	(9,455)
Non-recognized DTA	1,955	1,987
Recognized credits	(55)	(68)
Recognized DTA	55	68
Non-recognized credits	0	0
Non-recognized DTA	0	0
0-5 years
Income taxes
Recognized losses	(83)	(347)
Recognized DTA	17	85
Non-recognized losses	(968)	(420)
Non-recognized DTA	198	95
Recognized credits	(55)	(68)
Recognized DTA	55	68
6-10 years
Income taxes
Recognized losses		(12)
Recognized DTA		3
Non-recognized losses	(2,421)	(2,639)
Non-recognized DTA	497	660
Indefinite
Income taxes
Recognized losses	(425)	(833)
Recognized DTA	146	234
Non-recognized losses	(6,346)	(6,396)
Non-recognized DTA	1,260	1,232
Luxembourg
Income taxes
Non-recognized losses	(6,135)	(6,532)
Netherlands
Income taxes
Non-recognized losses	$ (2,762)	$ (2,474)